Condensed Consolidated Statements of Changes in Stockholders’/Owners’ Equity (Deficit) (Unaudited) - USD ($)	Non-redeemable Common Stock	Common Stock Class A Previously Reported	Common Stock Class A	Common Stock Class B Previously Reported	Common Stock Class B	Additional Paid-In Capital	Accumulated Deficit Previously Reported	Accumulated Deficit	Total Stockholders’ (Deficit) Equity Attributable to EON Resources Inc. Previously Reported	Total Stockholders’ (Deficit) Equity Attributable to EON Resources Inc.	Noncontrolling Interest Previously Reported	Noncontrolling Interest	Previously Reported	Total
Balance at Dec. 31, 2021														$ 12,201,851
Net Income (loss)														18,296,002
Equity-based compensation														6,394
Distributions														(2,000,000)
Balance at Dec. 31, 2022														28,504,247
Net Income (loss)														1,908,871
Balance at Mar. 31, 2023														30,413,118
Balance at Dec. 31, 2022														28,504,247
Net Income (loss)														4,585,631
Balance at Jun. 30, 2023														33,089,878
Balance at Dec. 31, 2022														28,504,247
Net Income (loss)													$ 4,970,863	4,970,863
Balance at Nov. 14, 2023	$ 346					$ (9,719,485)		$ (10,079,371)		$ (19,798,510)			33,475,110	(19,798,510)
Balance (in Shares) at Nov. 14, 2023	3,457,813
Balance at Mar. 31, 2023														30,413,118
Net Income (loss)														2,676,760
Balance at Jun. 30, 2023														33,089,878
Balance at Nov. 14, 2023	$ 346					(9,719,485)		(10,079,371)		(19,798,510)			33,475,110	(19,798,510)
Reclassification of shares under two class structure and non-redemptions	$ (346)		$ 346
Reclassification of shares under two class structure and non-redemptions (in Shares)	(3,457,813)		3,457,813
Excise tax imposed on common stock redemptions								(38,172)		(38,172)				(38,172)
Reclassification of Public Shares Not Redeemed			$ 45			4,878,030				4,878,075				4,878,075
Reclassification of Public Shares Not Redeemed (in Shares)			445,626
Non redemption Agreement			$ 60			6,567,879				6,567,939				6,567,939
Non redemption Agreement (in Shares)			600,000
Shares not redeemer under Forward Purchase Agreement			$ 14			1,533,272				1,533,286				1,533,286
Shares not redeemer under Forward Purchase Agreement (in Shares)			140,070
Forward purchase agreement prepayment						8,190,554				8,190,554				8,190,554
Share-based compensation			$ 38			3,445,927				3,445,965				3,445,965
Share-based compensation (in Shares)			381,622
Shares issued for Acquisition			$ 21		$ 180	1,421,679				1,421,880		33,406,414		34,828,294
Shares issued for Acquisition (in Shares)			210,000		1,800,000
Net Income (loss)								(9,001,202)		(9,001,202)				(9,001,202)
Balance at Dec. 31, 2023			$ 524		$ 180	16,317,856		(19,118,745)		(2,800,185)		33,406,414		30,606,229
Balance (in Shares) at Dec. 31, 2023		5,235,131	5,235,131	1,800,000	1,800,000
Share-based compensation						699,248				699,248				699,248
Net Income (loss)							$ (5,286,852)	(4,693,502)	$ (5,286,852)	(4,693,502)			(5,286,852)	(4,693,502)
Balance at Mar. 31, 2024			$ 524		$ 180	17,017,104		(23,812,247)		(6,794,439)		33,406,414	26,018,625	26,611,975
Balance (in Shares) at Mar. 31, 2024		5,235,131	5,235,131	1,800,000	1,800,000
Balance at Dec. 31, 2023			$ 524		$ 180	16,317,856		(19,118,745)		(2,800,185)		33,406,414		30,606,229
Balance (in Shares) at Dec. 31, 2023		5,235,131	5,235,131	1,800,000	1,800,000
Net Income (loss)														(5,331,297)
Balance at Jun. 30, 2024			$ 554		$ 180	17,507,794		(24,450,042)		(6,941,514)		33,406,414		26,464,900
Balance (in Shares) at Jun. 30, 2024			5,537,009		1,800,000
Balance at Mar. 31, 2024			$ 524		$ 180	17,017,104		(23,812,247)		(6,794,439)		33,406,414	$ 26,018,625	26,611,975
Balance (in Shares) at Mar. 31, 2024		5,235,131	5,235,131	1,800,000	1,800,000
Share-based compensation			$ 30			490,690				490,720				490,720
Share-based compensation (in Shares)			301,878
Net Income (loss)								(637,795)		(637,795)				(637,795)
Balance at Jun. 30, 2024			$ 554		$ 180	$ 17,507,794		$ (24,450,042)		$ (6,941,514)		$ 33,406,414		$ 26,464,900
Balance (in Shares) at Jun. 30, 2024			5,537,009		1,800,000